Equity (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity

NOTE 11 - EQUITY

Preferred Stock

The Company’s charter authorizes the Company to issue 10,000,000 shares of its $0.01 par value preferred stock. As of June 30, 2020, no shares of preferred stock were issued or outstanding.

Convertible Stock

As of June 30, 2020, the Company had 50,000 shares of $0.01 par value convertible stock outstanding, which are owned by the Advisor and affiliated persons. The convertible stock will convert into shares of the Company’s common stock upon the occurrence of (a) the Company having paid distributions to common stockholders that in the aggregate equal 100% of the price at which the Company originally sold the shares plus an amount sufficient to produce a 7% cumulative, non-compounded annual return on the shares at that price; or (b) if the Company lists its common stock on a national securities exchange and, on or after the 31st trading day following the listing, the Company’s value based on the average trading price of its common stock since the listing, plus prior distributions, combine to meet the same 7% return threshold.

Each of these two events is a “Triggering Event.”  Upon a Triggering Event, the Company's convertible stock will, unless its advisory agreement has been terminated or not renewed on account of a material breach by its Advisor, generally be converted into a number of shares of common stock equal to 1/50,000 of the quotient of:

(A)	the lesser of
(i)	15% of the amount, if any, by which
(1)

the value of the Company as of the date of the event triggering the conversion plus the total distributions paid to its stockholders through such date on the then-outstanding shares of its common stock exceeds

(2)

the sum of the aggregate issue price of those outstanding shares plus a 7% cumulative, non-compounded, annual return on the issue price of those outstanding shares as of the date of the event triggering the conversion, divided by

(B) the value of the Company divided by the number of outstanding shares of common stock, in each case, as of the date of the event triggering the conversion.

No Triggering Events have occurred as of June 30, 2020 or were probable to occur.

Common Stock

As of June 30, 2020, the Company had an aggregate of 60,206,508 shares of $0.01 par value common stock outstanding (dollars in thousands):

	Shares Issued	Gross Proceeds
Shares issued through initial public offering	55,791,297	$556,197
Shares issued through stock distributions	246,365	—
Shares issued through distribution reinvestment plan	10,197,719	88,479
Advisor's initial investment, net of 5,000 share conversion	15,000	150
Total	66,250,381	$644,826
Shares redeemed and retired	(6,043,873)
Total shares outstanding	60,206,508

Redemptions

During the six months ended June 30, 2020, the Company redeemed shares as follows (in thousands, except per share data):

Month	Total Number of Shares Redeemed	Average Price Paid per Share	Cumulative Number of Shares Purchased as Part of a Publicly Announced Plan or Program (1)
January 2020	—	$—	—
February 2020	—	$—	—
March 2020	140	$8.77	140
April 2020	—	$—	—
May 2020	—	$—	—
June 2020	120	$9.08	260

(1)	All purchases of equity securities by the Company in the three months ended June 30, 2020 were made pursuant to the Company's share redemption program.

The Company will not redeem in excess of 5% of the weighted-average number of shares outstanding during the 12 -month period immediately prior to the effective date of redemption.  Generally, the cash available for redemption will be limited to proceeds from the distribution reinvestment plan plus, if the Company had positive operating cash flow from the previous fiscal year, 1% of all operating cash flow from the previous fiscal year.  These limitations apply to all redemptions, including redemptions sought upon a stockholder’s death, qualifying disability or confinement to a long-term care facility.

Effective March 20, 2020, the share redemption program was suspended for redemptions sought upon a stockholder’s death, qualifying disability or confinement to a long-term care facility. While the partial suspension of the share redemption program is in effect, the Company will only accept requests for redemption in connection with a stockholder’s death or qualifying disability and all other pending or new requests will not be honored or retained, but will be cancelled with the ability to resubmit when, if ever, the share redemption program is fully resumed.

The Company's board of directors, in its sole discretion, may suspend, terminate or amend the Company's share redemption program without stockholder approval upon 30 days' notice if it determines that such suspension, termination or amendment is in the Company's best interest. The Company's board may also reduce the number of shares purchased under the share redemption program if it determines the funds otherwise available to fund the Company's share redemption program are needed for other purposes. These limitations apply to all redemptions, including redemptions sought upon a stockholder's death, qualifying disability or confinement to a long-term care facility.

Distributions

For the six months ended June 30, 2020, the Company paid aggregate distributions of $6.0 million, including $2.9 million of distributions paid in cash and $3.1 million of distributions reinvested in shares of common stock through the Company's distribution reinvestment plan, as follows (in thousands):

Authorization Date	Per Common Share per day	Record Dates	Distribution Date	Distributions reinvested in shares of Common Stock	Net Cash Distributions	Total Aggregate Distributions
December 11, 2019	$0.001095890	December 31, 2019 through January 30, 2020	January 31, 2020	$1,074	$968	$2,042
December 11, 2019	$0.001095890	January 31, 2020 through February 27, 2020	February 28, 2020	$965	$883	$1,848
December 11, 2019	$0.001095890	February 28, 2020 through March 30, 2020	March 31, 2020	$1,092	$1,022	$2,114
				$3,131	$2,873	$6,004

The Company announced on March 30, 2020 that it was suspending distributions as of April 1, 2020 in order to preserve cash and offset any impact to the Company’s liquidity that may occur as a result of the impact of the COVID-19 pandemic on its operations.

The following is a reconciliation of total aggregate distributions paid to total distributions declared for the six months ended June 30, 2020 (in thousands):

Total aggregate distributions paid	$6,004
Less: distributions payable at December 31, 2019	(5,993)
Add: distributions payable at June 30, 2020	—
True-up of prior year cash distributions declared	$11

Distributions are payable in cash or reinvested in shares of common stock at the discretion of the shareholder.

NOTE 11 – EQUITY

Preferred Stock

The Company’s charter authorizes the Company to issue 10,000,000 shares of its $0.01 par value preferred stock. As of both December 31, 2019 and 2018, no shares of preferred stock were issued or outstanding.

Convertible Stock

As of December 31, 2019, the Company had 50,000 shares of $0.01 par value convertible stock outstanding, which are owned by the Advisor. The convertible stock will convert into shares of the Company’s common stock upon the occurrence of (a) the Company having paid distributions to common stockholders that in the aggregate equal 100% of the price at which the Company originally sold the shares plus an amount sufficient to produce a 7% cumulative, non-compounded annual return on the shares at that price; or (b) if the Company lists its common stock on a national securities exchange and, on or after the 31st trading day following the listing, the Company’s value based on the average trading price of its common stock since the listing, plus prior distributions, combine to meet the same 7% return threshold.

Each of these two events is a “Triggering Event.”  Upon a Triggering Event, the Company's convertible stock will, unless its advisory agreement has been terminated or not renewed on account of a material breach by its Advisor, generally be converted into a number of shares of common stock equal to 1/50,000 of the quotient of:

(A)	the lesser of
(i)	15% of the amount, if any, by which
(1)

the value of the Company as of the date of the event triggering the conversion plus the total distributions paid to its stockholders through such date on the then-outstanding shares of its common stock exceeds

(2)

the sum of the aggregate issue price of those outstanding shares plus a 7% cumulative, non-compounded, annual return on the issue price of those outstanding shares as of the date of the event triggering the conversion, divided by

(B)	the value of the Company divided by the number of outstanding shares of common stock, in each case, as of the date of the event triggering the conversion.

As of December 31, 2019,  no Triggering Events had occurred or were probable to occur.

Common Stock

As of December 31, 2019, the Company had an aggregate of 60,094,623 shares of $0.01 par value common stock outstanding, including the Advisor's additional purchase of 117,778 shares of common stock for $1.1 million, as follows (dollars in thousands):

	Shares	Gross Proceeds
Shares issued through initial public offering	55,791,297	$556,197
Shares issued through stock distributions	246,365	—
Shares issued through distribution reinvestment plan	9,826,431	85,348
Advisor's initial investment, net of 5,000 share conversion	15,000	150
Total	65,879,093	$641,695
Shares redeemed and retired	(5,784,470)
Total shares outstanding	60,094,623

Redemptions

During the year ended December 31, 2019, the Company redeemed shares of common stock as follows (in thousands, except per share data):

Period	Total Number of Shares Redeemed (1)	Average Price Paid per Share	Cumulative Number of Shares Purchased as Part of a Publicly Announced Plan or Program (2)	Approximate Dollar Value of Shares Available That May Yet Be Redeemed Under the Program
January 2019	—	$—	—	(2)
February 2019	—	$—	—	(2)
March 2019	664	$8.97	664	(2)
April 2019	—	$—	—	(2)
May 2019	—	$—	—	(2)
June 2019	1,671	$8.34	2,335	(2)
July 2019	—	$—	—	(2)
August 2019	—	$—	—	(2)
September 2019	467	$8.36	2,802	(2)
October 2019	—	$—	—	(2)
November 2019	—	$—	—	(2)
December 2019	236	$8.33	3,038	(2)

(1)	All purchases of equity securities by the Company in the year ended December 31, 2019 were made pursuant to the Company's share redemption program.
(2)	The Company currently limits the dollar value and number of shares that may be repurchased under the program, as discussed below.

The Company will not redeem in excess of 5% of the weighted-average number of shares outstanding during the 12 month period immediately prior to the effective date of redemption.  Generally, the cash available for redemption will be limited to proceeds from the distribution reinvestment plan plus, if the Company had positive operating cash flow from the previous fiscal year, 1% of all operating cash flow from the previous fiscal year.  These limitations apply to all redemptions, including redemptions sought upon a stockholder’s death, qualifying disability or confinement to a long-term care facility.

During the year ended December 31, 2019, not all redemption requests were honored. As a result of the 5% limit of shares that may be repurchased under the program, during the year ended December 31, 2019, 48.1% of redemption requests were honored. As a result, the Company had $27.3 million of outstanding and unfilled redemption requests, representing 3,276,329 shares.

The Company's board of directors, in its sole discretion, may suspend, terminate or amend the Company's share redemption program without stockholder approval upon 30 days' notice if it determines that such suspension, termination or amendment is in the Company's best interest. The Company's board may also reduce the number of shares purchased under the share redemption program if it determines the funds otherwise available to fund the Company's share redemption program are needed for other purposes. These limitations apply to all redemptions, including redemptions sought upon a stockholder's death, qualifying disability or confinement to a long-term care facility.

On February 14, 2020, the Company’s board of directors suspended the share redemption program, with exceptions for redemptions sought upon a stockholder’s death, qualifying disability or confinement to a long-term care facility. The suspension took effect on March 20, 2020. While the share redemption program is partially suspended, pending and new redemption requests for redemptions submitted other than in connection with a stockholder’s death or qualifying disability will not be honored or retained, but will be cancelled with the ability to resubmit when, if ever, the share redemption program is fully resumed.

Distributions

For the year ended December 31, 2019, the Company paid aggregate distributions of $27.2 million including $12.5 million of distributions paid in cash and $14.7 million of distributions reinvested in shares of common stock through the Company's distribution reinvestment plan, as follows (in thousands):

Authorization Date	Per Common Share	Record Dates	Distribution Date	Distributions reinvested in shares of Common Stock	Net Cash Distributions	Total Aggregate Distributions
December 14, 2018	$0.00164384	December 29, 2018 through January 30, 2019	January 31, 2019	$1,717	$1,412	$3,129
December 14, 2018	0.00164384	January 31, 2019 through February 27, 2019	February 28, 2019	1,553	1,281	2,834
December 14, 2018	0.00164384	February 28, 2019 through March 28, 2019	March 29, 2019	1,594	1,342	2,936
March 20, 2019	0.00109589	March 29, 2019 through April 29, 2019	April 30, 2019	1,164	985	2,149
March 20, 2019	0.00109589	April 30, 2019 through May 30, 2019	May 31, 2019	1,131	956	2,087
March 20, 2019	0.00109589	May 31, 2019 through June 27, 2019	June 28, 2019	1,012	858	1,870
June 11, 2019	0.00109589	June 28, 2019 through July 30, 2019	July 31, 2019	1,174	996	2,170
June 11, 2019	0.00109589	July 31 2019 through August 29, 2019	August 30, 2019	1,068	909	1,977
June 11, 2019	0.00109589	August 30, 2019 through September 27, 2019	September 30, 2019	1,026	881	1,907
September 10, 2019	0.00109589	September 28, 2019 through October 30, 2019	October 31, 2019	1,159	1,008	2,167
September 10, 2019	0.00109589	October 31, 2019 through November 26, 2019	November 27, 2019	944	834	1,778
September 10, 2019	0.00109589	November 27, 2019 through December 30, 2019	December 31, 2019	1,182	1,057	2,239
				$14,724	$12,519	$27,243

On December 11, 2019, the Company's Board of Directors approved distributions in an amount of $0.001095890 per share of common stock for stockholders of record each day in the period from December 31, 2019 through and including March 30, 2020, payable on January 31, 2020, February 28, 2020 and March 31, 2020.

The following is a reconciliation of total aggregate distributions paid to total distributions declared for the year ended December 31, 2019 (in thousands):

Total aggregate distributions paid	$27,243
Less: distribution payable at December 31, 2018	(8,878)
Add: distribution payable at December 31, 2019	5,993
Total distributions declared	$24,358

Distributions are payable in cash or reinvested in shares of common stock at the discretion of the shareholder.